STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Automobiles & Components - .6%
Thor Industries	15,952		1,958,267
Banks - 9.9%
BankUnited	141,522		5,918,450
Essent Group	109,397		4,814,562
First Bancorp	510,751		6,716,376
First Interstate BancSystem, Cl. A	94,550		3,806,583
First Merchants	83,315		3,485,900
Silvergate Capital, Cl. A	20,601	[a]	2,379,415
Synovus Financial	123,209		5,407,643
			32,528,929
Capital Goods - 15.5%
Array Technologies	269,553	[a]	4,992,122
EnerSys	55,093		4,101,123
Fluor	257,374	[a,b]	4,110,263
Gibraltar Industries	55,653	[a]	3,876,231
GrafTech International	485,243		5,007,708
Matrix Service	203,995	[a]	2,133,788
Maxar Technologies	125,694		3,559,654
Rexnord	79,755		5,127,449
Terex	57,883		2,436,874
Titan Machinery	93,618	[a]	2,425,642
Valmont Industries	16,344		3,842,801
Wabash National	266,491		4,032,009
WESCO International	48,548	[a]	5,598,555
			51,244,219
Commercial & Professional Services - 2.0%
The Brink's Company	47,719		3,020,613
U.S. Ecology	105,468	[a]	3,411,890
			6,432,503
Consumer Durables & Apparel - 1.9%
Callaway Golf	143,983	[a,b]	3,978,250
GoPro, Cl. A	243,940	[a]	2,283,278
			6,261,528
Consumer Services - 7.3%
Bloomin‘ Brands	177,750	[a,b]	4,443,750
Cracker Barrel Old Country Store	17,557		2,455,171
Houghton Mifflin Harcourt	829,923	[a]	11,145,866
OneSpaWorld Holdings	142,944	[a,b]	1,425,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Consumer Services - 7.3% (continued)
Papa John's International	36,318		4,612,023
			24,081,962
Diversified Financials - 1.4%
PJT Partners, Cl. A	59,841		4,734,021
Energy - 4.2%
CNX Resources	362,828	[a]	4,578,889
PBF Energy, Cl. A	393,344	[a]	5,101,672
Viper Energy Partners	191,445		4,183,073
			13,863,634
Food & Staples Retailing - 1.5%
The Chefs' Warehouse	148,455	[a]	4,835,179
Health Care Equipment & Services - 9.3%
Acadia Healthcare	73,665	[a]	4,698,354
Apria	159,909	[a]	5,940,619
Health Catalyst	105,270	[a,b]	5,264,553
Innovage Holding	115,103	[a]	760,831
ModivCare	18,397	[a]	3,341,263
NuVasive	52,168	[a]	3,122,255
Privia Health Group	139,662	[a,b]	3,290,437
R1 RCM	126,316	[a]	2,780,215
SOC Telemed	700,321	[a]	1,582,725
			30,781,252
Household & Personal Products - 1.0%
Spectrum Brands Holdings	35,973		3,441,537
Insurance - 2.4%
BRP Group, Cl. A	119,986	[a]	3,994,334
The Hanover Insurance Group	29,290		3,796,570
			7,790,904
Materials - 6.5%
Alamos Gold, Cl. A	722,605		5,202,756
IAMGOLD	752,140	[a]	1,699,836
Largo Resources	191,860	[a]	2,016,449
MP Materials	132,122	[a,b]	4,258,292
Summit Materials, Cl. A	119,346	[a]	3,815,492
Tronox Holdings, Cl. A	180,255		4,443,286
			21,436,111
Media & Entertainment - 3.6%
Cardlytics	27,655	[a,b]	2,321,361
Eventbrite, Cl. A	295,199	[a,b]	5,582,213
EverQuote, Cl. A	112,838	[a]	2,102,172
TrueCar	479,994	[a]	1,996,775
			12,002,521
Pharmaceuticals Biotechnology & Life Sciences - 5.4%
Alkermes	193,578	[a]	5,969,945

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.4% (continued)
Arena Pharmaceuticals	43,118	[a]	2,567,677
Generation Bio	64,396	[a,b]	1,614,408
PTC Therapeutics	17,937	[a]	667,436
Quanterix	21,145	[a]	1,052,810
Ultragenyx Pharmaceutical	24,409	[a]	2,201,448
uniQure	34,732	[a]	1,111,771
Xenon Pharmaceuticals	156,632	[a]	2,393,337
Zogenix	5,764	[a]	87,555
			17,666,387
Real Estate - 2.4%
Colliers International Group	63,087		8,056,841
Retailing - 1.7%
Party City Holdco	807,581	[a]	5,733,825
Semiconductors & Semiconductor Equipment - 3.1%
Diodes	58,165	[a]	5,269,167
MaxLinear	97,583	[a]	4,805,963
			10,075,130
Software & Services - 8.4%
ChannelAdvisor	294,217	[a]	7,423,095
Everbridge	33,275	[a,b]	5,025,856
Paya Holdings	682,988	[a,b]	7,424,080
Vonage Holdings	128,732	[a]	2,075,160
Zuora, Cl. A	353,947	[a]	5,868,441
			27,816,632
Technology Hardware & Equipment - 3.8%
ADTRAN	283,275		5,314,239
Arlo Technologies	394,975	[a]	2,531,790
Extreme Networks	401,004	[a]	3,949,889
Ondas Holdings	96,791	[a,b]	886,606
			12,682,524
Transportation - 2.5%
SkyWest	168,847	[a]	8,330,911
Utilities - 3.6%
Clearway Energy, Cl. C	198,146		5,997,879
NextEra Energy Partners	78,812		5,939,272
			11,937,151
Total Common Stocks (cost $275,026,291)			323,691,968

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 ETF (cost $1,658,583)	7,511		1,643,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,264,810)	0.06	5,264,810	[c]	5,264,810

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,466,284)	0.02	4,466,284	[c]	4,466,284
Total Investments (cost $286,415,968)		101.5%		335,066,093
Liabilities, Less Cash and Receivables		(1.5%)		(4,914,429)
Net Assets		100.0%		330,151,664

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $28,860,889 and the value of the collateral was $30,008,523, consisting of cash collateral of $4,466,284 and U.S. Government & Agency securities valued at $25,542,239.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	323,691,968	-	-	323,691,968
Exchange-Traded Funds	1,643,031	-	-	1,643,031
Investment Companies	9,731,094	-	-	9,731,094

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2021, accumulated net unrealized appreciation on investments was $48,650,125, consisting of $70,729,725 gross unrealized appreciation and $22,079,600 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.